Prospectus

November 1, 2014

Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Target Retirement Income Fund	HARAX	HARBX	HARCX

Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX

Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX

Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX

Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX

Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX

Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX

Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX

Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX

Harbor Target Retirement 2055 Fund	HATRX	HATAX	HATTX

Shares of the Harbor Target Retirement Funds are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc.

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund Officers, Trustees and Service Providers	Back Cover

Additional Information	Back Cover

Harbor Target Retirement Income Fund Fund Summary

Investment Objective

The Fund seeks current income and some capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses[2]	0.60%	0.85%	0.97%
[1]

The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 50 for further details.

[2]

Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$61	$192	$335	$750
Administrative	$87	$271	$471	$1,049
Investor	$99	$309	$536	$1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 28%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors currently in retirement. The Fund’s assets are currently allocated among the following asset classes:

• Fixed Income	75%
• Domestic Equity	11%
• International and Global Equity	9%
• Short Term	5%

See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

Although the Fund is designed for investors currently in retirement and maintains a relatively static investment allocation, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s Asset Allocation.

The Fund’s indirect bond holdings (approximately 75% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund’s indirect short-term investments (approximately 5% of the Fund’s assets) consist of high-quality, short-term money market instruments.

The Fund’s indirect stock holdings (approximately 20% of the Fund’s assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses. There is no guarantee that the Fund

Fund Summary

HARBOR TARGET RETIREMENT INCOME FUND

will provide adequate income through retirement. The Fund is subject to the following Fund-level risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 80% of its assets indirectly allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 20% of its assets indirectly allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS

Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.

The 2008 global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Fund Summary

HARBOR TARGET RETIREMENT INCOME FUND

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	6.19%	2nd/2009
Worst Quarter	-4.71%	3rd/2011

Average Annual Total Returns — As of December 31, 2013

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	3.19%	N/A	N/A	7.86%
After Taxes on Distributions	1.42%	N/A	N/A	5.36%
After Taxes on Distributions and Sale of Fund Shares	2.23%	N/A	N/A	5.60%
Administrative Class (inception date 01-02-2009)
Before Taxes	3.29%	N/A	N/A	7.87%
Investor Class (inception date 01-02-2009)
Before Taxes	3.19%	N/A	N/A	7.87%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Russell 3000®	33.55%	N/A	N/A	18.72%
MSCI EAFE (ND)	22.78%	N/A	N/A	12.44%
Barclays U.S. Aggregate Bond	-2.03%	N/A	N/A	4.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Portfolio Managers

Brian L. Collins, CFA

Harbor Capital Advisors, Inc.

Brian L. Collins, CFA, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Paul C. Herbert, CFA

Harbor Capital Advisors, Inc.

Paul C. Herbert, CFA, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Linda M. Molenda

Harbor Capital Advisors, Inc.

Linda M. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

David G. Van Hooser

Harbor Capital Advisors, Inc.

David G. Van Hooser, Chief Executive Officer, Director and Chairman of the Board of Harbor Capital Advisors, Inc. and President of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	Harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

Fund Summary

HARBOR TARGET RETIREMENT INCOME FUND

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

Distributions you receive from the fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2015 Fund Fund Summary

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses[2]	0.64%	0.89%	1.01%
[1]

The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 50 for further details.

[2]

Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$65	$205	$357	$798
Administrative	$91	$284	$493	$1,096
Investor	$103	$322	$558	$1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 48%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2015, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s assets are currently allocated among the following asset classes:

• Fixed Income	63%
• Domestic Equity & Commodity	19%
• International and Global Equity	14%
• Short Term	4%

See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.

The Fund’s indirect bond holdings (approximately 63% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund’s indirect short-term investments (approximately 4% of the Fund’s assets) consist of high-quality, short-term money market instruments.

The Fund’s indirect stock holdings (approximately 33% of the Fund’s assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund’s indirect commodity

Fund Summary

HARBOR TARGET RETIREMENT 2015 FUND

holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 67% of its assets indirectly allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 33% of its assets indirectly allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS

Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.

Fund Summary

HARBOR TARGET RETIREMENT 2015 FUND

The 2008 global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	9.82%	2nd/2009
Worst Quarter	-7.82%	3rd/2011

Average Annual Total Returns — As of December 31, 2013

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	6.82%	N/A	N/A	10.06%
After Taxes on Distributions	4.73%	N/A	N/A	7.72%
After Taxes on Distributions and Sale of Fund Shares	4.56%	N/A	N/A	7.23%
Administrative Class (inception date 01-02-2009)
Before Taxes	6.82%	N/A	N/A	10.06%
Investor Class (inception date 01-02-2009)
Before Taxes	6.82%	N/A	N/A	10.06%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Russell 3000®	33.55%	N/A	N/A	18.72%
MSCI EAFE (ND)	22.78%	N/A	N/A	12.44%
Barclays U.S. Aggregate Bond	-2.03%	N/A	N/A	4.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Fund Summary

HARBOR TARGET RETIREMENT 2015 FUND

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Portfolio Managers

Brian L. Collins, CFA

Harbor Capital Advisors, Inc.

Brian L. Collins, CFA, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Paul C. Herbert, CFA

Harbor Capital Advisors, Inc.

Paul C. Herbert, CFA, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Linda M. Molenda

Harbor Capital Advisors, Inc.

Linda M. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

David G. Van Hooser

Harbor Capital Advisors, Inc.

David G. Van Hooser, Chief Executive Officer, Director and Chairman of the Board of Harbor Capital Advisors, Inc. and President of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	Harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

Distributions you receive from the fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2020 Fund Fund Summary

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses[2]	0.68%	0.93%	1.05%
[1]

The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 50 for further details.

[2]

Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$69	$218	$379	$847
Administrative	$95	$296	$515	$1,143
Investor	$107	$334	$579	$1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 36%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2020, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s assets are currently allocated among the following asset classes:

• Fixed Income	61%
• Domestic Equity & Commodity	22%
• International and Global Equity	17%
• Short Term	0%

See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.

The Fund’s indirect bond holdings (approximately 61% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund’s indirect short-term investments (approximately 0% of the Fund’s assets) consist of high-quality, short-term money market instruments.

The Fund’s indirect stock holdings (approximately 39% of the Fund’s assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund’s indirect commodity holdings consist primarily of commodity-linked derivative

Fund Summary

HARBOR TARGET RETIREMENT 2020 FUND

instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 61% of its assets indirectly allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 39% of its assets indirectly allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS

Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.

The 2008 global economic crisis brought several European governments close to bankruptcy and many other economies

Fund Summary

HARBOR TARGET RETIREMENT 2020 FUND

into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	11.06%	2nd/2009
Worst Quarter	-8.96%	3rd/2011

Average Annual Total Returns — As of December 31, 2013

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	8.34%	N/A	N/A	10.89%
After Taxes on Distributions	6.17%	N/A	N/A	8.07%
After Taxes on Distributions and Sale of Fund Shares	5.42%	N/A	N/A	7.97%
Administrative Class (inception date 01-02-2009)
Before Taxes	8.34%	N/A	N/A	10.87%
Investor Class (inception date 01-02-2009)
Before Taxes	8.34%	N/A	N/A	10.87%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Russell 3000®	33.55%	N/A	N/A	18.72%
MSCI EAFE (ND)	22.78%	N/A	N/A	12.44%
Barclays U.S. Aggregate Bond	-2.03%	N/A	N/A	4.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Fund Summary

HARBOR TARGET RETIREMENT 2020 FUND

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Portfolio Managers

Brian L. Collins, CFA

Harbor Capital Advisors, Inc.

Brian L. Collins, CFA, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Paul C. Herbert, CFA

Harbor Capital Advisors, Inc.

Paul C. Herbert, CFA, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Linda M. Molenda

Harbor Capital Advisors, Inc.

Linda M. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

David G. Van Hooser

Harbor Capital Advisors, Inc.

David G. Van Hooser, Chief Executive Officer, Director and Chairman of the Board of Harbor Capital Advisors, Inc. and President of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	Harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

Distributions you receive from the fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2025 Fund Fund Summary

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses[2]	0.69%	0.94%	1.06%
[1]

The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 50 for further details.

[2]

Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$70	$221	$384	$859
Administrative	$96	$300	$520	$1,155
Investor	$108	$337	$585	$1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 32%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2025, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s assets are currently allocated among the following asset classes:

• Fixed Income	54%
• Domestic Equity & Commodity	27%
• International and Global Equity	19%
• Short Term	0%

See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.

The Fund’s indirect bond holdings (approximately 54% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities. The Fund’s indirect short-term investments (approximately 0% of the Fund’s assets) consist of high-quality, short-term money market instruments.

The Fund’s indirect stock holdings (approximately 46% of the Fund’s assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

Fund Summary

HARBOR TARGET RETIREMENT 2025 FUND

The Fund’s indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 54% of its assets indirectly allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 46% of its assets indirectly allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS

Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.

Fund Summary

HARBOR TARGET RETIREMENT 2025 FUND

The 2008 global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	13.07%	2nd/2009
Worst Quarter	-10.86%	3rd/2011

Average Annual Total Returns — As of December 31, 2013

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	10.31%	N/A	N/A	11.73%
After Taxes on Distributions	8.48%	N/A	N/A	9.85%
After Taxes on Distributions and Sale of Fund Shares	6.29%	N/A	N/A	8.77%
Administrative Class (inception date 01-02-2009)
Before Taxes	10.31%	N/A	N/A	11.73%
Investor Class (inception date 01-02-2009)
Before Taxes	10.31%	N/A	N/A	11.73%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Russell 3000®	33.55%	N/A	N/A	18.72%
MSCI EAFE (ND)	22.78%	N/A	N/A	12.44%
Barclays U.S. Aggregate Bond	-2.03%	N/A	N/A	4.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Fund Summary

HARBOR TARGET RETIREMENT 2025 FUND

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Portfolio Managers

Brian L. Collins, CFA

Harbor Capital Advisors, Inc.

Brian L. Collins, CFA, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Paul C. Herbert, CFA

Harbor Capital Advisors, Inc.

Paul C. Herbert, CFA, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Linda M. Molenda

Harbor Capital Advisors, Inc.

Linda M. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

David G. Van Hooser

Harbor Capital Advisors, Inc.

David G. Van Hooser, Chief Executive Officer, Director and Chairman of the Board of Harbor Capital Advisors, Inc. and President of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	Harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

Distributions you receive from the fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2030 Fund Fund Summary

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses[2]	0.72%	0.97%	1.09%
[1]

The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 50 for further details.

[2]

Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$74	$230	$401	$894
Administrative	$99	$309	$536	$1,190
Investor	$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 31%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2030, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s assets are currently allocated among the following asset classes:

• Fixed Income	43%
• Domestic Equity & Commodity	33%
• International and Global Equity	24%
• Short Term	0%

See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.

The Fund’s indirect stock holdings (approximately 57% of the Fund’s assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund’s indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund’s indirect bond holdings (approximately 43% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.

Fund Summary

HARBOR TARGET RETIREMENT 2030 FUND

Principal Risks

The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 57% of its assets indirectly allocated to stocks, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS

Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.

The 2008 global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 43% of its assets indirectly allocated to fixed income and money market instruments, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund’s

Fund Summary

HARBOR TARGET RETIREMENT 2030 FUND

exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	14.81%	2nd/2009
Worst Quarter	-12.69%	3rd/2011

Average Annual Total Returns — As of December 31, 2013

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	13.29%	N/A	N/A	12.80%
After Taxes on Distributions	10.79%	N/A	N/A	9.43%
After Taxes on Distributions and Sale of Fund Shares	8.50%	N/A	N/A	9.50%
Administrative Class (inception date 01-02-2009)
Before Taxes	13.30%	N/A	N/A	12.78%
Investor Class (inception date 01-02-2009)
Before Taxes	13.30%	N/A	N/A	12.78%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Russell 3000®	33.55%	N/A	N/A	18.72%
MSCI EAFE (ND)	22.78%	N/A	N/A	12.44%
Barclays U.S. Aggregate Bond	-2.03%	N/A	N/A	4.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Fund Summary

HARBOR TARGET RETIREMENT 2030 FUND

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Portfolio Managers

Brian L. Collins, CFA

Harbor Capital Advisors, Inc.

Brian L. Collins, CFA, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Paul C. Herbert, CFA

Harbor Capital Advisors, Inc.

Paul C. Herbert, CFA, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Linda M. Molenda

Harbor Capital Advisors, Inc.

Linda M. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

David G. Van Hooser

Harbor Capital Advisors, Inc.

David G. Van Hooser, Chief Executive Officer, Director and Chairman of the Board of Harbor Capital Advisors, Inc. and President of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	Harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

Distributions you receive from the fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2035 Fund Fund Summary

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses[2]	0.74%	0.99%	1.11%
[1]

The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 50 for further details.

[2]

Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$76	$237	$411	$918
Administrative	$101	$315	$547	$1,213
Investor	$113	$353	$612	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 12%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2035, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s assets are currently allocated among the following asset classes:

• Domestic Equity & Commodity	39%
• Fixed Income	33%
• International and Global Equity	28%
• Short Term	0%

See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.

The Fund’s indirect stock holdings (approximately 67% of the Fund’s assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund’s indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund’s indirect bond holdings (approximately 33% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.

Fund Summary

HARBOR TARGET RETIREMENT 2035 FUND

Principal Risks

The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 67% of its assets indirectly allocated to stocks, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS

Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.

The 2008 global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 33% of its assets indirectly allocated to fixed income and money market instruments, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5%

Fund Summary

HARBOR TARGET RETIREMENT 2035 FUND

if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	16.28%	2nd/2009
Worst Quarter	-14.49%	3rd/2011

Average Annual Total Returns — As of December 31, 2013

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	16.58%	N/A	N/A	13.66%
After Taxes on Distributions	15.16%	N/A	N/A	12.04%
After Taxes on Distributions and Sale of Fund Shares	9.59%	N/A	N/A	10.51%
Administrative Class (inception date 01-02-2009)
Before Taxes	16.50%	N/A	N/A	13.65%
Investor Class (inception date 01-02-2009)
Before Taxes	16.50%	N/A	N/A	13.65%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Russell 3000®	33.55%	N/A	N/A	18.72%
MSCI EAFE (ND)	22.78%	N/A	N/A	12.44%
Barclays U.S. Aggregate Bond	-2.03%	N/A	N/A	4.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Fund Summary

HARBOR TARGET RETIREMENT 2035 FUND

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Portfolio Managers

Brian L. Collins, CFA

Harbor Capital Advisors, Inc.

Brian L. Collins, CFA, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Paul C. Herbert, CFA

Harbor Capital Advisors, Inc.

Paul C. Herbert, CFA, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Linda M. Molenda

Harbor Capital Advisors, Inc.

Linda M. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

David G. Van Hooser

Harbor Capital Advisors, Inc.

David G. Van Hooser, Chief Executive Officer, Director and Chairman of the Board of Harbor Capital Advisors, Inc. and President of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	Harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

Distributions you receive from the fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2040 Fund Fund Summary

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses[2]	0.76%	1.01%	1.13%
[1]

The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 50 for further details.

[2]

Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$78	$243	$422	$942
Administrative	$103	$322	$558	$1,236
Investor	$115	$359	$622	$1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 22%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2040, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s assets are currently allocated among the following asset classes:

• Domestic Equity & Commodity	43%
• International and Global Equity	33%
• Fixed Income	24%
• Short Term	0%

See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.

The Fund’s indirect stock holdings (approximately 76% of the Fund’s assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund’s indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund’s indirect bond holdings (approximately 24% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.

Fund Summary

HARBOR TARGET RETIREMENT 2040 FUND

Principal Risks

The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 76% of its assets indirectly allocated to stocks, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS

Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.

The 2008 global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 24% of its assets indirectly allocated to fixed income and money market instruments, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund’s

Fund Summary

HARBOR TARGET RETIREMENT 2040 FUND

exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	17.83%	2nd/2009
Worst Quarter	-16.35%	3rd/2011

Average Annual Total Returns — As of December 31, 2013

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	19.81%	N/A	N/A	14.37%
After Taxes on Distributions	17.02%	N/A	N/A	10.62%
After Taxes on Distributions and Sale of Fund Shares	12.49%	N/A	N/A	10.67%
Administrative Class (inception date 01-02-2009)
Before Taxes	19.93%	N/A	N/A	14.38%
Investor Class (inception date 01-02-2009)
Before Taxes	19.93%	N/A	N/A	14.38%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Russell 3000®	33.55%	N/A	N/A	18.72%
MSCI EAFE (ND)	22.78%	N/A	N/A	12.44%
Barclays U.S. Aggregate Bond	-2.03%	N/A	N/A	4.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Fund Summary

HARBOR TARGET RETIREMENT 2040 FUND

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Portfolio Managers

Brian L. Collins, CFA

Harbor Capital Advisors, Inc.

Brian L. Collins, CFA, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Paul C. Herbert, CFA

Harbor Capital Advisors, Inc.

Paul C. Herbert, CFA, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Linda M. Molenda

Harbor Capital Advisors, Inc.

Linda M. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

David G. Van Hooser

Harbor Capital Advisors, Inc.

David G. Van Hooser, Chief Executive Officer, Director and Chairman of the Board of Harbor Capital Advisors, Inc. and President of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	Harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

Distributions you receive from the fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2045 Fund Fund Summary

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses[2]	0.78%	1.03%	1.15%
[1]

The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 50 for further details.

[2]

Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$80	$249	$433	$966
Administrative	$105	$328	$569	$1,259
Investor	$117	$365	$633	$1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 20%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2045, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s assets are currently allocated among the following asset classes:

• Domestic Equity & Commodity	48%
• International and Global Equity	38%
• Fixed Income	14%
• Short Term	0%

See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.

The Fund’s indirect stock holdings (approximately 86% of the Fund’s assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund’s indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund’s indirect bond holdings (approximately 14% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.

Fund Summary

HARBOR TARGET RETIREMENT 2045 FUND

Principal Risks

The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 86% of its assets indirectly allocated to stocks, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS

Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.

The 2008 global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 14% of its assets indirectly allocated to fixed income and money market instruments, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund’s

Fund Summary

HARBOR TARGET RETIREMENT 2045 FUND

exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	19.06%	2nd/2009
Worst Quarter	-17.99%	3rd/2011

Average Annual Total Returns — As of December 31, 2013

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	23.08%	N/A	N/A	14.97%
After Taxes on Distributions	21.21%	N/A	N/A	13.29%
After Taxes on Distributions and Sale of Fund Shares	13.66%	N/A	N/A	11.68%
Administrative Class (inception date 01-02-2009)
Before Taxes	23.08%	N/A	N/A	14.97%
Investor Class (inception date 01-02-2009)
Before Taxes	23.08%	N/A	N/A	14.97%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Russell 3000®	33.55%	N/A	N/A	18.72%
MSCI EAFE (ND)	22.78%	N/A	N/A	12.44%
Barclays U.S. Aggregate Bond	-2.03%	N/A	N/A	4.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Fund Summary

HARBOR TARGET RETIREMENT 2045 FUND

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Portfolio Managers

Brian L. Collins, CFA

Harbor Capital Advisors, Inc.

Brian L. Collins, CFA, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Paul C. Herbert, CFA

Harbor Capital Advisors, Inc.

Paul C. Herbert, CFA, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Linda M. Molenda

Harbor Capital Advisors, Inc.

Linda M. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

David G. Van Hooser

Harbor Capital Advisors, Inc.

David G. Van Hooser, Chief Executive Officer, Director and Chairman of the Board of Harbor Capital Advisors, Inc. and President of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	Harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

Distributions you receive from the fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2050 Fund Fund Summary

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	0.79%	0.79%	0.79%
Total Annual Fund Operating Expenses[2]	0.79%	1.04%	1.16%
[1]

The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. See “The Adviser” on page 50 for further details.

[2]

Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$81	$252	$439	$978
Administrative	$106	$331	$574	$1,271
Investor	$118	$368	$638	$1,409

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 17%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2050, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s assets are currently allocated among the following asset classes:

• Domestic Equity & Commodity	52%
• International and Global Equity	41%
• Fixed Income	7%
• Short Term	0%

See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.

The Fund’s indirect stock holdings (approximately 93% of the Fund’s assets) consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries. The Fund’s indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund’s indirect bond holdings (approximately 7% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds; mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.

Fund Summary

HARBOR TARGET RETIREMENT 2050 FUND

Principal Risks

The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 93% of its assets indirectly allocated to stocks, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS

Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.

The 2008 global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 7% of its assets indirectly allocated to fixed income and money market instruments, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund’s

Fund Summary

HARBOR TARGET RETIREMENT 2050 FUND

exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	19.06%	2nd/2009
Worst Quarter	-18.73%	3rd/2011

Average Annual Total Returns — As of December 31, 2013

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	25.70%	N/A	N/A	15.43%
After Taxes on Distributions	22.96%	N/A	N/A	12.45%
After Taxes on Distributions and Sale of Fund Shares	15.85%	N/A	N/A	11.92%
Administrative Class (inception date 01-02-2009)
Before Taxes	25.67%	N/A	N/A	15.44%
Investor Class (inception date 01-02-2009)
Before Taxes	25.67%	N/A	N/A	15.44%
Comparative Indices (reflects no deduction for fees, expenses or taxes)
Russell 3000®	33.55%	N/A	N/A	18.72%
MSCI EAFE (ND)	22.78%	N/A	N/A	12.44%
Barclays U.S. Aggregate Bond	-2.03%	N/A	N/A	4.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Fund Summary

HARBOR TARGET RETIREMENT 2050 FUND

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Portfolio Managers

Brian L. Collins, CFA

Harbor Capital Advisors, Inc.

Brian L. Collins, CFA, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Paul C. Herbert, CFA

Harbor Capital Advisors, Inc.

Paul C. Herbert, CFA, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Linda M. Molenda

Harbor Capital Advisors, Inc.

Linda M. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

David G. Van Hooser

Harbor Capital Advisors, Inc.

David G. Van Hooser, Chief Executive Officer, Director and Chairman of the Board of Harbor Capital Advisors, Inc. and President of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2009.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	Harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

Distributions you receive from the fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

Harbor Target Retirement 2055 Fund Fund Summary

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses[1]	None	None	0.12%
Acquired Fund Fees and Expenses[1,2]	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	0.77%	1.02%	1.14%
[1]	Based on estimated amounts for the current fiscal year.

[2]

The Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See “The Adviser” on page 50 for further details.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years
Institutional	$79	$246
Administrative	$104	$325
Investor	$116	$362

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2055 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2055, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s assets are currently allocated among the following asset classes as indicated:

• Domestic Equity & Commodity	52%
• International and Global Equity	41%
• Fixed Income	7%
• Money Market	0%

See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.

The Fund’s indirect stock holdings (approximately 93% of the Fund’s assets) consist of large-cap and to a lesser extent, of mid- and small-cap stock of both U.S. and foreign companies, including those companies located in emerging market countries. The Fund’s indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation-indexed bonds and other fixed income securities.

The Fund’s indirect bond holdings (approximately 7% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many

Fund Summary

HARBOR TARGET RETIREMENT 2055 FUND

different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 93% of its assets indirectly allocated to stocks, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS

Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.

The 2008 global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 7% of its assets indirectly allocated to fixed income and money market instruments, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Fund Summary

HARBOR TARGET RETIREMENT 2055 FUND

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment-grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.

Performance

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Portfolio Managers

Brian L. Collins, CFA

Harbor Capital Advisors, Inc.

Brian L. Collins, CFA, Executive Vice President and Chief Investment Officer of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2014.

Paul C. Herbert, CFA

Harbor Capital Advisors, Inc.

Paul C. Herbert, CFA, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2014.

Linda M. Molenda

Harbor Capital Advisors, Inc.

Linda M. Molenda, Managing Director of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2014.

David G. Van Hooser

Harbor Capital Advisors, Inc.

David G. Van Hooser, Chief Executive Officer, Director and Chairman of the Board of Harbor Capital Advisors, Inc. and President of Harbor Capital Advisors, Inc. has served as Portfolio Manager for the Fund since 2014.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	Harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

Tax Information

Distributions you receive from the fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

The Funds’ Investments

Each Harbor Target Retirement Fund is designed to provide an investment portfolio for investors who would rather use asset allocations developed by Harbor Capital Advisors, Inc., the Target Retirement Funds’ investment adviser, than try to build their own retirement investment portfolios. Because each Harbor Target Retirement Fund invests in other Harbor mutual funds, rather than in individual securities, each Fund is considered a “fund of funds.” Through its investments in these underlying funds, each of the Harbor Target Retirement Funds is exposed to a diversified portfolio of stocks and bonds.

Additional Information about the Funds’ Investment Objectives	Harbor Funds’ Board of Trustees (the “Board of Trustees”) may change a Fund’s investment objective without shareholder approval.

The Funds’ Investment Styles	The Harbor Target Retirement Funds are constructed based on Harbor Capital Advisors’ investment experience that, over the long term, stocks generally provide greater growth opportunities and greater risk than bonds, and bonds generally provide more income and lower volatility than stocks. The year in the Fund name refers to the approximate year (the target date) when an investor in the Fund would leave the work force and enter retirement (typically age 65) and likely stop making new investments in the Fund. The year-specific Target Retirement Funds strive to produce more income and lower volatility as the target year approaches.

The Funds are not a complete solution to the retirement needs of investors. There is no guarantee that these Funds will achieve their goals. The Target Retirement Funds do not provide guaranteed income or payouts, nor can they ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name. That will depend on the amount of money you have invested in your Target Retirement Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources. The Funds are not designed for lump sum redemptions at the target date, as they are managed with the assumption that you will continue to maintain your investments in the Funds following your retirement. An investor may experience losses, including losses near, at, or after the target date.

Once you determine your expected retirement year, you can choose a Target Retirement Fund based on that date. The specific fund you choose should depend on, in addition to your expected retirement year, factors such as your age at retirement, risk tolerance, complete financial situation and other personal circumstances. In general, the Funds’ investment programs assume a retirement age of 65. As the target year approaches, the Funds’ asset allocations begin to shift their emphasis away from stocks and towards bond and money market investments to help provide more income and help reduce volatility. The Harbor Target Retirement Income Fund is designed for investors currently in retirement. The Fund’s investments are expected to remain stable over time and emphasize bond and short-term funds but also include an allocation of approximately one-fifth of the Fund’s assets to domestic and international equity funds. Because Harbor Capital Advisors anticipates that an investor may live for many years after he or she retires, the Target Retirement Funds will continue to have investments in stocks.

Asset Allocation Framework	Harbor Capital Advisors believes that asset allocation — that is, dividing investments among stocks, bonds and short-term investments — should be a critical part of every investor’s investment process. Harbor Capital Advisors also believes that the asset allocation an investor uses today may not be appropriate as the investor moves closer to retirement age. The Harbor Target Retirement Funds are designed to provide investors with a Fund whose asset allocation changes over time and becomes more conservative as an investor approaches retirement, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase.

Harbor Capital Advisors allocates each Fund’s assets among the underlying Harbor funds based on the Fund’s investment objectives and policies. The asset allocation for each Fund (other than the Harbor Target Retirement Income Fund) will change over time as the target date indicated in the Fund’s name draws closer.

Over time, the allocation to asset classes and underlying Harbor funds will change in a predetermined manner as shown in the following chart. The chart shows the shifting of asset classes over time and illustrates how each Target Retirement Fund’s (except Harbor Target Retirement Income Fund) asset mix becomes more conservative as time elapses.

The Funds’ Investments

Harbor Target Retirement Funds – Target Allocation as of November 1, 2014

	2055	2050	2045	2040	2035	2030	2025	2020	2015	Income
Domestic Equity & Commodity Funds
Harbor Capital Appreciation Fund	11%	11%	10%	9%	8%	6%	5%	4%	4%	3%
Harbor Mid Cap Growth Fund	6%	6%	5%	5%	4%	3%	3%	2%	2%	1%
Harbor Small Cap Growth Fund	5%	5%	5%	4%	4%	3%	2%	2%	2%	1%
Harbor Small Cap Growth Opportunities Fund	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%
Harbor Large Cap Value Fund	14%	14%	12%	11%	9%	8%	6%	5%	5%	3%
Harbor Mid Cap Value Fund	9%	9%	8%	7%	6%	5%	4%	3%	3%	2%
Harbor Small Cap Value Fund	6%	6%	6%	5%	4%	4%	3%	3%	2%	1%
Harbor Commodity Real Return Strategy Fund	3%	3%	4%	4%	5%	5%	4%	3%	2%	0%
Total Domestic Equity & Commodity Funds	54%	54%	50%	44%	39%	33%	27%	23%	19%	11%
International & Global Funds
Harbor International Fund	22%	22%	20%	17%	15%	12%	10%	9%	7%	5%
Harbor International Growth Fund	12%	12%	11%	9%	8%	7%	5%	5%	4%	3%
Harbor Global Growth Fund	5%	5%	4%	4%	3%	3%	2%	2%	2%	1%
Harbor Emerging Markets Equity Fund	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%
Total International & Global Funds	39%	39%	34%	30%	26%	22%	17%	15%	13%	9%
Fixed Income Funds
Harbor Unconstrained Bond Fund	1%	1%	2%	3%	4%	5%	6%	6%	7%	8%
Harbor Convertible Securities Fund	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%
Harbor Emerging Markets Debt Fund	0%	0%	0%	0%	0%	0%	0%	0%	0%	0%
Harbor High-Yield Bond Fund	3%	3%	6%	9%	12%	14%	16%	16%	14%	14%
Harbor Bond Fund	4%	4%	8%	13%	18%	23%	28%	32%	32%	37%
Harbor Real Return Fund	0%	0%	0%	1%	1%	3%	6%	9%	10%	16%
Total Fixed Income Funds	7%	7%	16%	26%	35%	45%	56%	62%	63%	75%
Short-Term Investments
Harbor Money Market Fund	0%	0%	0%	0%	0%	0%	0%	0%	5%	5%
Total Short-Term Investments	0%	0%	0%	0%	0%	0%	0%	0%	5%	5%
	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%

The Funds’ investment programs generally assume a retirement age of 65. It is expected that an investor will choose a Fund whose target date is approximately the year in which the investor reaches age 65. Choosing a Fund targeting an earlier date represents a more conservative choice; selecting a

The Funds’ Investments

Fund with a later date represents a more aggressive choice. For example, Harbor Target Retirement 2050 Fund, which is designed for investors planning to retire around the year 2050, has a relatively aggressive target asset allocation, with most of its assets invested in domestic and international equity funds and only a very modest portion of its assets invested in bond funds. By contrast, Harbor Target Retirement 2010 Fund, which has passed its target retirement year, has a conservative asset allocation, with less than one-third of its assets invested in domestic and international equity funds and the majority of its assets invested in bond funds and short-term funds.

Harbor Capital Advisors intends to manage each Fund according to its target asset allocation strategy, and does not intend to trade actively among the underlying Harbor funds or seek to capture short-term market opportunities. However, Harbor Capital Advisors’ Investment Advisory Committee, which oversees the Target Retirement Funds, may modify the target asset allocation strategy for any Fund and modify the selection and weightings of the underlying Harbor funds for any Fund in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Differences between the Funds’ target and actual allocations appearing in this prospectus result from such changes and determinations made by the Committee.

The Investment Advisory Committee also regularly reviews each Fund’s allocations to determine whether rebalancing is appropriate, and each Fund’s investment portfolio is expected to be rebalanced as often as the Committee deems is appropriate. Each Fund will be rebalanced at least once per year.

Harbor Funds’ trustees may change a Fund’s investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new subadviser or a new or amended subadvisory agreement for any of the underlying Harbor funds in which the Target Retirement Funds invest.

What Happens When a Fund Reaches Its Target Year	Once a Fund’s asset allocation is similar to that of the Harbor Target Retirement Income Fund, the Fund’s Board of Trustees may approve combining the Fund with the Harbor Target Retirement Income Fund. The Board of Trustees will grant such approval if it determines the combination to be in the best interests of the Funds’ shareholders. Once such a combination occurs, shareholders will own shares of the Harbor Target Retirement Income Fund. Harbor Capital Advisors expects each combination to occur within 5 years after the year indicated in the affected Fund’s name.

Description of the Underlying Harbor Funds	Each Harbor Target Retirement Fund will purchase Institutional Class shares of the underlying Harbor funds. Each Target Retirement Fund may invest in any or all of the underlying Harbor funds. Although the underlying Harbor funds are categorized generally as equity (domestic, international or global), strategic market and fixed income, or short-term funds, many of the underlying Harbor funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high-yield bonds, and other securities.

Descriptions of the Underlying Harbor Funds

In pursuing its investment objectives and programs, each of the underlying Harbor funds is permitted to engage in a wide range of investment practices. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new subadviser or a new or amended subadvisory agreement for any of the underlying Harbor funds in which the Target Retirement Funds invest. Further information about the underlying funds is contained in the Statement of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Target Retirement Fund invests in the underlying Harbor funds, shareholders of each Target Retirement Fund will be affected by these investment practices in direct proportion to the amount of assets each Target Retirement Fund allocates to the underlying funds pursuing these practices.

Harbor Capital Appreciation Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Mid to large cap growth stocks.

Subadviser: Jennison Associates LLC (since 1990)

Portfolio Managers: Spiros Segalas (since 1990) and Kathleen A. McCarragher (since 2013)

Overview of Principal Strategies and Investments

Harbor Capital Appreciation Fund seeks long-term growth of capital by investing in a diversified portfolio of mid to large cap equity securities with market capitalizations of at least $1 billion and above average prospects for growth. The fund may invest up to 20% of its assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Harbor Mid Cap Growth Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Mid cap companies with significant capital appreciation potential.

Subadviser: Wellington Management Company, LLP (since September 20, 2005)

Portfolio Managers: Michael T. Carmen, CFA (since 2005), Stephen Mortimer (since 2010) and Mario E. Abularach, CFA (since 2006)

Overview of Principal Strategies and Investments

Harbor Mid Cap Growth Fund seeks long-term growth of capital by investing primarily in equity securities, principally common and preferred stocks of companies with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper range of that index falls below $15 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $15 billion as mid cap companies. The fund may invest up to 25% of its assets in foreign securities, which may include emerging markets.

Harbor Small Cap Growth Fund Harbor Small Cap Growth Fund is closed to new investors.

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Small cap growth stocks demonstrating consistent or acceleration earnings growth.

Subadviser: Westfield Capital Management Company, L.P. (since its inception in 2000)

Portfolio Managers: William Muggia, Lead Portfolio Manager (since 2000), Ethan Meyers, CFA (since 2000), John Montgomery (since 2011), Bruce Jacobs, CFA (since 2011) and Hamlen Thompson (since 2011)

Overview of Principal Strategies and Investments

Harbor Small Cap Growth Fund seeks long-term growth of capital by investing in a diversified portfolio of about 60 to 75 small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Growth Index provided that, if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.

Harbor Small Cap Growth Opportunities Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Small cap stocks with above average growth potential.

Subadviser: Elk Creek Partners, LLC (since its inception in 2014)

Portfolio Managers: Cam Philpott, CFA (since 2014), Lance Marx, CFA (since 2014), David Hand, CFA (since 2014), Hiren Patel, Ph.D. (since 2014) and Sean McGinnis, CFA (since 2014)

Overview of Principal Strategies and Investments

Harbor Small Cap Growth Opportunities Fund seeks long-term growth of capital by investing in a diversified portfolio of about 80 to 100 small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.

Descriptions of the Underlying Harbor Funds

Harbor Large Cap Value Fund

Investment Goal: Long-term total return.

Principal Style Characteristics: Large cap value stocks.

Subadviser: Aristotle Capital Management, LLC (since May 2012)

Portfolio Manager: Howard Gleicher, CFA (since 2012)

Overview of Principal Strategies and Investments

Harbor Large Cap Value Fund seeks long-term total return by investing at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities from 35-45 companies with market capitalizations that fall within the range of the Russell 1000® Value Index. The fund may invest up to 20% of its total assets in foreign securities, which may include emerging markets.

Harbor Mid Cap Value Fund

Investment Goal: Long-term total return.

Principal Style Characteristics: Mid cap value stocks of companies with inexpensive fundamentals and recent momentum, relative to their peers.

Subadviser: LSV Asset Management (since September 30, 2004)

Portfolio Managers: Josef Lakonishok, Ph.D. (since 2004), Menno Vermeulen, CFA (since 2004) and Puneet Mansharamani, CFA (since 2006)

Overview of Principal Strategies and Investments

Harbor Mid Cap Value Fund seeks long term total return by investing primarily in equity securities of companies which, in the Subadviser’s opinion, are out-of-favor or undervalued in the marketplace at the time of purchase and have potential for appreciation. The fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index; provided, that if the upper range of that index falls below $15 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $15 billion as mid cap companies.

Harbor Small Cap Value Fund

Investment Goal: Long-term total return.

Principal Style Characteristics: Small cap value stocks.

Subadviser: EARNEST Partners LLC (since its inception in 2001)

Portfolio Manager: Paul Viera (since 2001)

Overview of Principal Strategies and Investments

Harbor Small Cap Value Fund seeks long-term total return by investing in a diversified portfolio of approximately 55 to 70 small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Index provided that if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.

Harbor International Fund

Investment Goal: Long-term total return, principally from growth of capital.

Principal Style Characteristics: International large cap value oriented stocks.

Subadviser: Northern Cross, LLC (since 2009)

Portfolio Managers: Howard Appleby, CFA (since 2009), Jean-Francois Ducrest (since 2009) and James LaTorre, CFA (since 2009)

Overview of Principal Strategies and Investments

Harbor International Fund seeks long-term total return, principally from growth of capital, by investing no less than 65% of its total assets in a diversified portfolio of international large cap value oriented common and preferred stocks of companies with market capitalizations generally in excess of $1 billion at the time of purchase. The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear stable.

Descriptions of the Underlying Harbor Funds

Harbor International Growth Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Foreign companies selected for long-term growth potential.

Subadviser: Baillie Gifford Overseas Limited (since May 2013)

Portfolio Managers: Gerard Callahan (since 2013), Iain Campbell (since 2013), Joe Faraday, CFA (since 2013) and Paul Faulkner, CFA (since 2013)

Overview of Principal Strategies and Investments

Harbor International Growth Fund seeks long-term growth of capital by investing primarily (no less than 65% of its total assets under normal market conditions) in equity securities of foreign companies that the Subadviser believes will experience growth and benefit from sustainable competitive advantages in their markets. The Fund may invest in companies of any size located in, or economically tied to, any country or region outside of the United States, including developed foreign and emerging markets. The Fund normally invests in companies that are located in or economically tied to at least three different countries outside of the United States.

Harbor Global Growth Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Companies throughout the world selected for long-term growth potential.

Subadviser: Marsico Capital Management, LLC (since its inception in 2009)

Portfolio Managers: Thomas F. Marsico (since 2009)

Overview of Principal Strategies and Investments

Harbor Global Growth Fund seeks long-term growth of capital by investing in stocks of U.S. and foreign companies selected for their long-term growth potential. The fund may invest in companies of any size that are economically tied to any countries or markets throughout the world, including companies economically tied to emerging markets. Under normal market conditions, the fund invests significantly (generally, at least 40% of its net assets) in the securities of issuers economically tied to foreign countries (unless market conditions are not deemed favorable by the Subadviser, in which case the fund generally will invest at least 30% of its assets in such foreign securities). The fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

Harbor Emerging Markets Equity Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Equity securities of emerging market companies of any size.

Subadviser: Oaktree Capital Management, L.P. (since its inception in 2013)

Portfolio Managers: Frank Carroll (since 2013) and Tim Jensen (since 2013)

Overview of Principal Strategies and Investments

Harbor Emerging Markets Equity Fund seeks long-term growth of capital by investing primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in equity securities, including common and preferred stocks, of emerging market companies that the Subadviser believes have been undervalued in the market relative to their ability to generate strong cash flows and attractive returns on capital. Emerging market companies are considered to be those that are located in, or economically tied to, emerging market countries or that maintain securities that principally trade on exchanges located in emerging market countries.

Harbor Commodity Real Return Strategy Fund

Investment Goal: Maximum real return, consistent with prudent investment management.

Principal Style Characteristics: Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income instruments.

Subadviser: Pacific Investment Management Company LLC (since its inception in 2008)

Portfolio Manager: Mihir Worah (since 2008)

Overview of Principal Strategies and Investments

Harbor Commodity Real Return Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, the fund employs an enhanced index strategy. The commodity-linked derivative instruments in which the fund primarily invests are linked to the Dow Jones-UBS Commodity Index Total ReturnSM (the “Commodity Index”), which is intended to provide the fund with exposure to the investment returns of the commodities markets as represented by the Commodity Index without the fund investing directly in physical commodities. The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers, making it more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.

Descriptions of the Underlying Harbor Funds

Harbor Unconstrained Bond Fund

Investment Goal: Total return.

Principal Style Characteristics: Broad range of fixed income instruments without benchmark constraints or significant sector/instrument limitations.

Subadviser: Pacific Investment Management Company LLC (since its inception in 2010)

Portfolio Manager: Saumil H. Parikh, CFA (since 2014), Mohsen Fahmi (since 2014) and Dan J. Ivascyn (since 2014)

Overview of Principal Strategies and Investments

Harbor Unconstrained Bond Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by derivatives such as options, forwards, futures contracts, or swap agreements. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from negative three (-3.0) years to positive eight (8.0) years based on the Subadviser’s forecast for interest rates. The Fund may invest in both investment-grade securities and high-yield securities (“junk bonds”) subject to a maximum of 40% of its total assets in below investment-grade securities. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks. The Fund may invest substantially in derivative instruments.

Harbor Convertible Securities Fund

Investment Goal: Maximize total return by investing primarily in a portfolio of convertible securities.

Principal Style Characteristics: Convertible securities.

Subadviser: Shenkman Capital Management, Inc. (since its inception in 2011)

Portfolio Managers: Mark Shenkman (since 2011) and Raymond F. Condon (since 2011)

Overview of Principal Strategies and Investments

Harbor Convertible Securities Fund seeks to maximize total return by investing primarily in convertible securities of U.S. and non-U.S. corporate issuers. The Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes in a diversified portfolio of convertible securities. The Fund focuses primarily on convertible securities of corporate issuers with debt rated below investment-grade (below Baa3 by Moody’s or below BBB- by S&P or Fitch), commonly referred to as “high-yield” or “junk bonds”.

Harbor Emerging Markets Debt Fund

Investment Goal: Maximize total return, which consists of income on its investments and capital appreciation.

Principal Style Characteristics: Emerging market fixed income securities.

Subadviser: Stone Harbor Investment Partners LP (since its inception in 2011)

Portfolio Managers: Peter J. Wilby, CFA (since 2011), Pablo Cisilino (since 2011), James E. Craige, CFA (since 2011), Angus Halkett, Ph.D., CFA (since 2012), David A. Oliver, CFA (since 2011) and William Perry (since 2012)

Overview of Principal Strategies and Investments

Harbor Emerging Markets Debt Fund seeks to maximize total return by investing at least 80% of its net assets, plus borrowings for investment purposes, in “Emerging Markets Fixed Income Securities,” which include fixed income securities and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) that are economically tied to countries with emerging securities markets, are denominated in the predominant currency of the local market of an emerging market country or whose performance is linked to those countries’ markets, economies or ability to repay loans.

Harbor High-Yield Bond Fund

Investment Goal: Total return.

Principal Style Characteristics: High-yield bonds.

Subadviser: Shenkman Capital Management, Inc. (since its inception in 2002)

Portfolio Managers: Mark Flanagan, CFA, CPA (since 2002), Mark Shenkman (since 2002) Justin W. Slatky (since 2012), Steven N. Schweitzer (since 2013) and Eric Dobbin (since 2013)

Overview of Principal Strategies and Investments

Harbor High-Yield Bond Fund seeks total return by investing primarily in below investment-grade securities of corporate issuers. The Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment-grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P or Fitch, commonly referred to as “high-yield” or “junk bonds”.

Descriptions of the Underlying Harbor Funds

Harbor Bond Fund

Investment Goal: Total return.

Principal Style Characteristics: Intermediate bonds with overall portfolio rated high quality.

Subadviser: Pacific Investment Management Company LLC (since its inception in 1987)

Portfolio Manager: Scott A. Mather (since 2014), Mark R. Kiesel (since 2014) and Mihir P. Worah

Overview of Principal Strategies and Investments

Harbor Bond Fund seeks total return by investing primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets. The fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments. These include mortgage-related securities and asset-backed securities. The fund may engage in active and frequent trading to achieve its principal investment strategies.

Harbor Real Return Fund

Investment Goal: Maximum real return, consistent with preservation of real capital.

Principal Style Characteristics: Inflation-indexed fixed income securities.

Subadviser: Pacific Investment Management Company LLC (since its inception in 2005)

Portfolio Manager: Mihir Worah (since 2007)

Overview of Principal Strategies and Investments

Harbor Real Return Fund seeks maximum real return (total return minus the cost of inflation), consistent with preservation of real capital, primarily by investing at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of fixed income securities. The Fund may invest all of its assets in derivative instruments, such as options, future contracts or swap agreements, or in mortgage- or asset-backed securities. The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers, making it more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.

Harbor Money Market Fund

Investment Goal: Current income, while maintaining liquidity and a stable share price of $1.

Principal Style Characteristics: Very short-term high quality money market instruments.

Subadviser: Fischer Francis Trees & Watts, Inc. (since its inception in 1987)

Portfolio Manager: Kenneth O’Donnell, CFA (since 2003)

Overview of Principal Strategies and Investments

Harbor Money Market Fund seeks current income by investing in U.S. dollar denominated money market securities. An investment in this fund is neither FDIC insured nor guaranteed by the U.S. Government. Although the fund seeks to preserve the value of shareholders’ investments at $1.00 per share, it is possible to lose money by investing in this fund.

Additional Information Regarding Risks

In addition to the principal risks described earlier, there are other risks associated with an investment in the Target Retirement Funds.

Additional Fixed Income Risks	Additional risks associated with investments in fixed income securities include:
■

Extension risk: When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.

■

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to call the bond (i.e., prepay principal) earlier than scheduled, forcing investors in the security to reinvest in lower yielding securities.

■

Derivatives risk: The value of derivative instruments may not change in the manner expected by a Subadviser of one or more of the Fund’s actively managed underlying funds, resulting in disproportionately large losses.

■

Short sale risk: If the price of securities sold short increases, an underlying fund would be required to pay more to replace the borrowed securities than the fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, an underlying fund’s risk of loss on a short sale is potentially unlimited.

■

High-yield risk: There is a greater risk of losing money from investing in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

■	Liquidity risk: A period of low economic growth or rising interest rates could reduce the ability to sell bonds. The lack of a liquid market for these securities could decrease their prices.
■

Mortgage risk: Mortgage derivatives may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk of losing money due to prepayment and extension risks.

Additional Fund-Wide Risks	■	Issuer concentration risk: Certain of the underlying funds in which a Target Retirement Fund invests are comprised of a limited number of companies. As a result, an adverse event affecting a particular company may hurt an underlying fund’s performance more than if it had invested in a larger number of companies.
■

Portfolio turnover risk: Certain of the underlying Harbor funds may engage in active and frequent trading to achieve their principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the underlying fund’s performance.

Information About the Target Retirement Funds’ Other Investments

Temporary Defensive Positions	In response to extraordinary market, economic or political conditions, each underlying Harbor fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

If an underlying Harbor fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal, which in turn may prevent a Target Retirement Fund from achieving its investment objective.

Other Investments	Each Target Retirement Fund may maintain cash reserves.

The Adviser

The Adviser	Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser to Harbor Funds. Harbor Capital Advisors, Inc. (the “Adviser”) provides management services to each of the Harbor Target Retirement Funds and for each of the underlying Harbor funds.

The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of June 30, 2014, Robeco Groep N.V., through its investment management subsidiaries, had approximately $304 billion in assets under management.

The combined assets of all of the Harbor Funds and the pension plans managed by the Adviser were approximately $87.8 billion as of September 30, 2014.

The Adviser designs and administers the asset allocation program for each Harbor Target Retirement Fund. Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser also establishes, and may modify whenever deemed appropriate, the investment strategies of each of the underlying Harbor funds. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers in the underlying Harbor Funds. The Adviser evaluates and allocates each underlying fund’s assets to one or more Subadvisers.

In order to more effectively manage the underlying Harbor funds, Harbor Funds and the Adviser have been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Adviser, subject to the approval of the Board of Trustees, to select subadvisers not affiliated with the Adviser to serve as portfolio managers for the underlying Harbor funds, to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisers, all without obtaining shareholder approval.

In addition to its investment management services to all of the Harbor Funds, the Adviser administers each Fund’s business affairs. The Harbor Target Retirement Funds do not pay a management fee to the Adviser. The Adviser has contractually agreed to limit each Fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses, plus for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. The Adviser also receives no fee for handling the business affairs for each Harbor Target Retirement Fund and pays the expenses of each Harbor Target Retirement Fund with limited exceptions. Each Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor Funds in which the Fund invests. For the year ended October 31, 2013, the net expense ratios for the Institutional Class of shares of each of the underlying Harbor funds were:

Net Expense Ratio (Year Ended October 31, 2013)
Domestic Equity Funds
Harbor Capital Appreciation Fund	0.65%
Harbor Mid Cap Growth Fund	0.84
Harbor Small Cap Growth Fund	0.83
Harbor Small Cap Growth Opportunities Fund	N/A1
Harbor Large Cap Value Fund	0.68
Harbor Mid Cap Value Fund	0.93
Harbor Small Cap Value Fund	0.84
International and Global Funds
Harbor International Fund	0.74%
Harbor International Growth Fund	0.89
Harbor Global Growth Fund	0.90
Harbor Emerging Markets Equity Fund	N/A2
Strategic Markets Funds
Harbor Commodity Real Return Strategy Fund	0.98%
Harbor Unconstrained Bond Fund	1.05
Fixed Income Funds
Harbor Convertible Securities Fund	0.79%
Harbor Emerging Markets Debt Fund	0.98
Harbor High-Yield Bond Fund	0.64
Harbor Bond Fund	0.53
Harbor Real Return Fund	0.61
Harbor Money Market Fund	0.00
[1]	Commenced operations February 1, 2014.

[2]	Commenced operations November 1, 2013.

The Adviser

A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds (except Harbor Target Retirement 2055 Fund, which is new) is available in Harbor Funds’ most recent semi-annual (for the 6-month period ended April 30) report to shareholders. The factors considered by the Board of Trustees when approving the investment advisory agreement of Harbor Target Retirement 2055 Fund will be available in the Fund’s semi-annual report to shareholders for the 6-month period ended April 30, 2015.

Portfolio Managers	Harbor Funds has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Brian L. Collins (Chairman), Paul C. Herbert, Linda M. Molenda and David G. Van Hooser. The Committee members are jointly and primarily responsible for the investment decisions of the Fund. Mr. Herbert has day-to-day responsibility for executing the Target Retirement Funds’ investment programs. The following table describes the portfolio managers’ business experience. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Funds.

PORTFOLIO MANAGERS	MANAGER SINCE	BUSINESS EXPERIENCE (PAST FIVE YEARS)
Harbor Target Retirement Funds
Brian L. Collins, CFA	2009	Executive Vice President and Chief Investment Officer (since 2004), Harbor Capital Advisors, Inc.
Paul C. Herbert, CFA	2009	Managing Director (since 2014) and Vice President of Investments (2008-2013), Harbor Capital Advisors, Inc.
Linda M. Molenda	2009	Managing Director (since 2014) and Senior Vice President of Investments (2003-2013), Harbor Capital Advisors, Inc.
David G. Van Hooser	2009	Chief Executive Officer (since 2000) and President (since 2002), Director and Chairman of the Board (since 2000), Harbor Capital Advisors, Inc.

Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at harborfunds.com.	All of the Harbor Target Retirement Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Funds’ separate share classes have different expenses, and as a result, their investment performances will differ. Administrative and Investor Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative and Investor Class shares are not available through personal plans, such as individual retirement accounts (IRAs), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all classes are available for all Harbor funds.

Institutional Class	Administrative Class	Investor Class*
■ Available to individual and institutional investors ■ No 12b-1 fee ■ No transfer agent fee ■ $1,000 minimum investment in each fund

■   Limited only to eligible retirement plans and financial intermediaries

■   12b-1 fee of up to 0.25% of average daily net assets

■   No transfer agent fee

■   $50,000 minimum investment in each fund for accounts maintained by financial intermediaries**

■   Limited only to eligible retirement plans and financial intermediaries

■   12b-1 fee of up to 0.25% of average daily net assets

■   Transfer agent fee of 0.12% of the average daily net assets

■   $2,500 minimum investment in each fund

*	For any Target Retirement Fund, individuals may invest in the Institutional Class with a $1,000 minimum investment with no 12b-1 fee and no transfer agent fee.
**	There is no minimum investment for qualified retirement plans and Section 457 plans.

Meeting the minimum investment for a share class means you have purchased and maintained shares with a value at the time of purchase that is at least equal to that minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. See “Accounts Below Share Class Minimums.”

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, which maintain accounts in Harbor Funds for their customers. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

Each Fund pays Harbor Services Group, Inc. (“Shareholder Services”) transfer agent fees for Investor Class shares. Shareholder Services uses these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per Fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Institutional Class	Harbor Funds may, in its discretion, waive or lower the investment minimum for the Institutional Class of any Fund.

Administrative Class	You may purchase Administrative Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class	Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Fund.

Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, starter checks, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or Automated Clearing House (“ACH”) for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

Shares of the Harbor Target Retirement Funds are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc. Shares of the Target Retirement Funds may in the future be made available for broader distribution. The Funds reserve the right to reject any offer to purchase shares.

By Mail First class mail to: Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108 Express or registered mail to: Harbor Funds 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds.” Shares purchased by check may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.

If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases. Shares purchased by mail may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.

Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone Call Harbor Funds at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these instructions to your account or you may download the form from our website at harborfunds.com. You may also establish banking instructions online if you are registered for online access.

Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to Shareholder Services at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call a Shareholder Services Representative at 800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our website at: Harborfunds.com Please make note of your confirmation number when transacting via the Internet.

Add to an existing account

If you have established online access for your account, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the online account access system. If banking instructions were not established at the time you opened your account, you may add them to your account via the online account access system or you may download the Account Services form from our website and send it by mail.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.

Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares into another Harbor fund and may be subject to a redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class-to-class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor fund.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor fund available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of any Harbor fund that does not currently offer Investor Class shares. Your exchanges out of any Harbor fund that does not currently offer Investor Class shares into another Harbor fund would be subject to the minimum investment requirements for the Fund and class to be acquired.

By Mail First class mail to: Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108 Express or registered mail to: Harbor Funds 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

You may mail an exchange request to Shareholder Services. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone Call Harbor Funds at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Internet Visit our website at: Harborfunds.com Please make note of your confirmation number when transacting via the Internet.

If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.

Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via Automated Clearing House (“ACH”) to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds and Shareholder Services do not pay interest on redemption proceeds.

Redemption proceeds sent by check that are not cashed within 180 days may be reinvested (without interest) in your account in the same Fund from which they were redeemed at the current day’s net asset value (“NAV”). Redemption proceeds that are reinvested are subject to the risk of loss like any Fund investment. Additionally, if redemption checks are not cash within 180 days, your account options will be changed to have future dividend and capital gains distributions reinvested.

By Mail First class mail to: Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108 Express or registered mail to: Harbor Funds 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

You may mail a written redemption request to Shareholder Services. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Harbor Funds and Shareholder Services are not responsible for any mail that is lost or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone Call Harbor Funds at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone.

If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting a Shareholder Services Representative during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

Your Harbor Funds Account

HOW TO SELL SHARES

By Internet Visit our website at: Harborfunds.com Please make note of your confirmation number when transacting via the Internet.

If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, Shareholder Services and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. As a result, these unaffiliated financial intermediaries could be incentivized to recommend shares of Harbor Funds over shares of another mutual fund that either does not compensate the financial intermediary or compensates the intermediary at lower levels.

Harbor Funds, the Distributor, and Shareholder Services are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one [T+1] basis).

Shareholder and Account Policies

Transaction and Account Policies	IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes may be used as a mailing address); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, the Internet or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

Shareholder and Account Policies

The Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. Funds at greater risk for frequent trading activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares,” Harbor Funds has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

Shareholder and Account Policies

In addition, some financial intermediaries may impose their own restrictions on short-term trading that may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as exempt in the respective Fund’s prospectus under “Redemption Fees.” In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed to discourage short-term trading. Redemption fees withheld by the intermediary are paid back to the respective Fund. Certain intermediaries are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy and no assurance that intermediaries that do assess redemption fees will do so properly or consistently.

The trading history of accounts under common ownership or control within any of the Harbor funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s full portfolio holdings are published monthly on the 15th day following each month end and quarterly on the 10th day following quarter end on harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value, or NAV, per share, is calculated each day the NYSE is open for trading, generally 4:00 p.m. Eastern time. NAV per share for each class of shares outstanding is computed by dividing the net assets of each Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open. The assets of each Target Retirement Fund consist primarily of shares of the underlying Harbor Funds, which are valued at their respective net asset values.

Each underlying fund normally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services.

When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are generally priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. An underlying fund may use fair-value pricing if the value of some or all of each fund’s securities have been materially affected by events occurring before each fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by an underlying fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means each fund may value those securities higher or lower than another given fund that uses market quotations or official closing prices.

Current day share prices are normally available after 7:00 p.m. Eastern time by calling our automated telephone service at 800-422-1050 or visiting harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	Make your check payable to: “Harbor Funds.”
■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.

Shareholder and Account Policies

■	If your check does not clear for any reason, Shareholder Services will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in-kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, Shareholder Services may ask that the account balance be increased. If your account balance is not increased within 60 days, Shareholder Services reserves the right to redeem your account in full at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, Shareholder Services reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations for all transactions occurring during the relevant quarter. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact a Shareholder Services Representative regarding any errors or discrepancies.

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings semi-annually, and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting a Shareholder Services Representative, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a Shareholder Services Representative at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within 30 days after Shareholder Services receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

Harbor Funds believes that certain redemption instructions may involve a greater risk of potential fraud. In seeking to ensure that the redemption instructions are genuine, Harbor Funds requires that the shareholder obtain and provide a Medallion signature guarantee to Harbor Funds with the instructions. A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers.

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address that has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds sent by wire or ACH to a bank account other than a bank account of record.

Shareholder and Account Policies

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature. In its discretion, Shareholder Services may accept such an authentication in lieu of a Medallion signature guarantee.

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Target Retirement Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Target Retirement Fund, with the exception of Harbor Target Retirement Income Fund, declares and pays any dividends from net investment income and capital gains at least annually in December. Harbor Target Retirement Income Fund generally declares and pays dividends from net investments quarterly and distributes any capital gains annually in December. Each Target Retirement Fund may also pay dividends and distribute capital gains at other times if necessary to avoid federal income or excise tax.

Approximately five years after a Target Retirement Fund with a target retirement date reaches its target retirement year, its asset allocation is expected to match that of the Harbor Target Retirement Income Fund. At that time, the assets of the particular Target Retirement Fund will be combined with the assets of the Target Retirement Income Fund. The Board of Trustees reserves the right to engage in such transactions in the best interests of each Target Retirement Fund’s shareholders. The Trustees may take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of the particular Target Retirement Fund.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 20% U.S. federal income tax rate, as discussed in detail in the Funds’ Statement of Additional Information. The Funds can have income, gains or losses from any distributions or redemptions in the underlying Harbor funds. The Funds cannot use gains distributed by one underlying Harbor fund to offset losses in another underlying Harbor fund. Redemptions of shares in an underlying Harbor fund, including those resulting from allocation changes, could also cause additional distributable gains to shareholders, a portion of which may be short-term capital gains distributable as ordinary income. Further, a portion of any losses on underlying Harbor fund share redemptions may be deferred under the “wash sale” rules. As a result of these factors, the Funds’ “fund-of-funds” structure could affect the amount, timing and character of distributions to shareholders. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (excluding any market change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Early each year, each Fund will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 28%, on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends or otherwise “withholdable payments” from a Fund, as discussed in detail in the Funds’ Statement of Additional Information.

Shareholder and Account Policies

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

■    Postal or other delivery service is unable to deliver checks to the address of record;

■    Dividends and capital gain distributions are not cashed within 180 days; or

■    Bank account of record is no longer valid.

Dividends and capital gain distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Harbor Funds and Shareholder Services do not have any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

COST BASIS

Beginning with tax reporting for calendar year 2012, Harbor Funds is required to report cost basis information to you and to the IRS on Form 1099-B for shares acquired after January 1, 2012. Shares acquired after January 1, 2012 are called “covered” shares. Shares acquired prior to January 1, 2012 are called “noncovered” shares, and cost basis information for noncovered shares will not be reported to the IRS. Covered and noncovered shares will each have their own cost basis.

Harbor Funds offers average cost basis information to shareholders for noncovered shares on the 1099-B form. The average cost method calculates your gain or loss on shares sold based on the average cost basis of all of the shares you own.

Under the 2012 regulations, you can select a different cost basis method for the covered shares in your Harbor Funds account. You can select a different cost basis method for your account in one of three ways: (1) log into your Harbor Funds account online and follow the menu steps to select a different cost basis method, (2) download the Cost Basis Election Form and return that form to Harbor Funds by mail or by fax, or (3) contact Harbor Funds at 800-422-1050 to request that a copy of the Cost Basis Election Form be mailed to you for completion and return to Harbor Funds by mail or fax.

If you do not elect a cost basis method, Harbor Funds will use the average cost method for calculating cost basis of your covered shares.

For more information on cost basis and which method is right for you, please contact your tax advisor.

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these features or you may download the form from our website at harborfunds.com.

ONLINE SERVICES

HARBORFUNDS.COM

Our website provides to you, 24 hours a day, access to your account information, the ability to submit transactions, the option to request forms and applications, and offers additional information on each of the Harbor funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transactions.

Shareholder Services uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that Shareholder Services uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, Shareholder Services and the Distributor are not liable for acting on these instructions.

TELEPHONE SERVICES

800-422-1050

Our automated telephone service is normally available 24 hours a day. It provides you the ability to submit transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you specifically instruct us otherwise in writing.

Telephone transactions are subject to the same minimums and terms as other transactions.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by Shareholder Services. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, Harbor Funds, Shareholder Services, or the Distributor will not be liable for acting in accordance with these instructions.

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.

Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan may be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 800-422-1050 or visit our website at harborfunds.com.

■    Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■   Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.

■   SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.

■   Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

AUTOMATIC INVESTMENT PLAN

You may direct Harbor Funds to purchase a specific dollar amount of one or more Funds on a scheduled basis through an “ACH” transaction by providing valid banking instructions on your account application or Automatic Transactions form.

If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Automatic Transactions form, or you may download the form from our website at harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at harborfunds.com.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gains distribution.

PAYROLL DEDUCTION PURCHASE ALLOCATIONS

You may direct your employer to automatically deduct a specific dollar amount from your paycheck(s) and allocate to one or more Funds on a scheduled basis by completing the Payroll Deduction form. A payroll deduction must first be implemented by your employer before Harbor Funds can establish the purchase allocations.

AUTOMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds monthly, every other month, quarterly or annually. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

AUTOMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions depending on the type of account and you may realize a gain or a loss. To understand how such withdrawals will affect you, you should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

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Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)[a]	Net Realized and Unrealized Gains/(Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR TARGET RETIREMENT INCOME FUND
Institutional Class
October 31, 2013	$9.95	$0.23	$0.20	$0.43	$(0.38)	$(0.17)	$(0.55)
October 31, 2012	10.14	0.23	0.61	0.84	(0.31)	(0.72)	(1.03)
October 31, 2011	11.38	0.30	(0.08)	0.22	(0.51)	(0.95)	(1.46)
October 31, 2010	11.01	0.26	0.96	1.22	(0.31)	(0.54)	(0.85)
October 31, 2009[e]	10.00	0.14	1.00	1.14	(0.13)	—	(0.13)
Administrative Class
October 31, 2013	$9.95	$0.24	$0.19	$0.43	$(0.38)	$(0.17)	$(0.55)
October 31, 2012	10.13	0.23	0.62	0.85	(0.31)	(0.72)	(1.03)
October 31, 2011	11.37	0.30	(0.08)	0.22	(0.51)	(0.95)	(1.46)
October 31, 2010	11.01	0.26	0.95	1.21	(0.31)	(0.54)	(0.85)
October 31, 2009[e]	10.00	0.14	1.00	1.14	(0.13)	—	(0.13)
Investor Class
October 31, 2013	$9.95	$0.24	$0.19	$0.43	$(0.38)	$(0.17)	$(0.55)
October 31, 2012	10.13	0.23	0.62	0.85	(0.31)	(0.72)	(1.03)
October 31, 2011	11.37	0.30	(0.08)	0.22	(0.51)	(0.95)	(1.46)
October 31, 2010	11.01	0.26	0.95	1.21	(0.31)	(0.54)	(0.85)
October 31, 2009[e]	10.00	0.14	1.00	1.14	(0.13)	—	(0.13)
HARBOR TARGET RETIREMENT 2015 FUND
Institutional Class
October 31, 2013	$11.52	$0.28	$0.60	$0.88	$(0.44)	$(0.09)	$(0.53)
October 31, 2012	11.47	0.29	0.69	0.98	(0.36)	(0.57)	(0.93)
October 31, 2011	12.26	0.31	— *	0.31	(0.47)	(0.63)	(1.10)
October 31, 2010	11.56	0.28	1.24	1.52	(0.32)	(0.50)	(0.82)
October 31, 2009[e]	10.00	0.12	1.44	1.56	—	—	—
Administrative Class
October 31, 2013	$11.52	$0.27	$0.61	$0.88	$(0.44)	$(0.09)	$(0.53)
October 31, 2012	11.47	0.24	0.74	0.98	(0.36)	(0.57)	(0.93)
October 31, 2011	12.26	0.32	(0.01)	0.31	(0.47)	(0.63)	(1.10)
October 31, 2010	11.56	0.30	1.22	1.52	(0.32)	(0.50)	(0.82)
October 31, 2009[e]	10.00	0.15	1.41	1.56	—	—	—
Investor Class
October 31, 2013	$11.52	$0.27	$0.61	$0.88	$(0.44)	$(0.09)	$(0.53)
October 31, 2012	11.47	0.24	0.74	0.98	(0.36)	(0.57)	(0.93)
October 31, 2011	12.26	0.32	(0.01)	0.31	(0.47)	(0.63)	(1.10)
October 31, 2010	11.56	0.30	1.22	1.52	(0.32)	(0.50)	(0.82)
October 31, 2009[e]	10.00	0.15	1.41	1.56	—	—	—

See page 78 for notes to the Financial Highlights.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ most recent annual report to shareholders, which is available upon request. No audited financial highlights exist for Harbor Target Retirement 2055 Fund, which commenced operations on November 1, 2014.

		Ratios and Supplemental Data (%)
Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return (%)		Ratio of Total Expenses to Average Net Assets (%)[f]	Ratio of Net Expenses to Average Net Assets (%)[f]	Ratio of Net Investment Income to Average Net Assets (%)[f]		Portfolio Turnover (%)[g]

$9.83	$15,510	4.49%		—%	—%	2.36%		28%
9.95	16,383	9.23		—	—	2.26		21
10.14	15,920	2.44		—	—	2.51		42
11.38	16,097	11.72		—	—	2.30		37
11.01	16,386	11.42	[d]	—	—	1.99	[c]	77	[d]

$9.83	$14	4.49%[b]		0.25%	—%	2.35%[a]		28%
9.95	14	9.34	[b]	0.25	—	2.24	[a]	21
10.13	13	2.43	[b]	0.25	—	2.50	[a]	42
11.37	12	11.62	[b]	0.25	—	2.29	[a]	37
11.01	11	11.42	[b,d]	0.30 [c]	—	1.66	[a,c]	77	[d]

$9.83	$15	4.49%[b]		0.37%	—%	2.35%[a]		28%
9.95	14	9.34	[b]	0.37	—	2.24	[a]	21
10.13	13	2.42	[b]	0.37	—	2.50	[a]	42
11.37	12	11.62	[b]	0.37	—	2.29	[a]	37
11.01	11	11.42	[b,d]	0.45 [c]	—	1.66	[a,c]	77	[d]

$11.87	$10,654	7.89%		—%	—%	2.43%		48%
11.52	10,832	9.49		—	—	2.14		50
11.47	10,576	2.76		—	—	2.77		57
12.26	6,645	13.86		—	—	2.47		74
11.56	4,765	15.60	[d]	—	—	2.06	[c]	63	[d]

$11.87	$16	7.89%[b]		0.25%	—%	2.40%[a]		48%
11.52	15	9.49	[b]	0.25	—	2.21	[a]	50
11.47	14	2.76	[b]	0.25	—	2.70	[a]	57
12.26	13	13.86	[b]	0.25	—	2.49	[a]	74
11.56	12	15.60	[b,d]	0.30 [c]	—	1.75	[a,c]	63	[d]

$11.87	$16	7.89%[b]		0.37%	—%	2.40%[a]		48%
11.52	15	9.49	[b]	0.37	—	2.21	[a]	50
11.47	14	2.76	[b]	0.37	—	2.70	[a]	57
12.26	13	13.86	[b]	0.37	—	2.49	[a]	74
11.56	12	15.60	[b,d]	0.45 [c]	—	1.75	[a,c]	63	[d]

Financial Highlights

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)[a]	Net Realized and Unrealized Gains/(Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR TARGET RETIREMENT 2020 FUND
Institutional Class
October 31, 2013	$10.43	$0.26	$0.68	$0.94	$(0.40)	$(0.19)	$(0.59)
October 31, 2012	10.92	0.25	0.64	0.89	(0.32)	(1.06)	(1.38)
October 31, 2011	12.15	0.34	(0.02)	0.32	(0.50)	(1.05)	(1.55)
October 31, 2010	11.68	0.31	1.28	1.59	(0.37)	(0.75)	(1.12)
October 31, 2009[e]	10.00	0.15	1.53	1.68	—	—	—
Administrative Class
October 31, 2013	$10.42	$0.26	$0.68	$0.94	$(0.40)	$(0.19)	$(0.59)
October 31, 2012	10.91	0.23	0.66	0.89	(0.32)	(1.06)	(1.38)
October 31, 2011	12.15	0.33	(0.02)	0.31	(0.50)	(1.05)	(1.55)
October 31, 2010	11.68	0.31	1.28	1.59	(0.37)	(0.75)	(1.12)
October 31, 2009[e]	10.00	0.15	1.53	1.68	—	—	—
Investor Class
October 31, 2013	$10.43	$0.26	$0.67	$0.93	$(0.40)	$(0.19)	$(0.59)
October 31, 2012	10.92	0.23	0.66	0.89	(0.32)	(1.06)	(1.38)
October 31, 2011	12.15	0.33	(0.01)	0.32	(0.50)	(1.05)	(1.55)
October 31, 2010	11.68	0.31	1.28	1.59	(0.37)	(0.75)	(1.12)
October 31, 2009[e]	10.00	0.15	1.53	1.68	—	—	—
HARBOR TARGET RETIREMENT 2025 FUND
Institutional Class
October 31, 2013	$12.69	$0.34	$1.04	$1.38	$(0.45)	$(0.18)	$(0.63)
October 31, 2012	12.50	0.27	0.81	1.08	(0.32)	(0.57)	(0.89)
October 31, 2011	13.10	0.36	(0.02)	0.34	(0.47)	(0.47)	(0.94)
October 31, 2010	11.81	0.32	1.48	1.80	(0.33)	(0.18)	(0.51)
October 31, 2009[e]	10.00	0.10	1.71	1.81	—	—	—
Administrative Class
October 31, 2013	$12.69	$0.32	$1.06	$1.38	$(0.45)	$(0.18)	$(0.63)
October 31, 2012	12.50	0.26	0.82	1.08	(0.32)	(0.57)	(0.89)
October 31, 2011	13.10	0.34	— *	0.34	(0.47)	(0.47)	(0.94)
October 31, 2010	11.81	0.32	1.48	1.80	(0.33)	(0.18)	(0.51)
October 31, 2009[e]	10.00	0.15	1.66	1.81	—	—	—
Investor Class
October 31, 2013	$12.69	$0.32	$1.06	$1.38	$(0.45)	$(0.18)	$(0.63)
October 31, 2012	12.50	0.26	0.82	1.08	(0.32)	(0.57)	(0.89)
October 31, 2011	13.10	0.34	— *	0.34	(0.47)	(0.47)	(0.94)
October 31, 2010	11.81	0.32	1.48	1.80	(0.33)	(0.18)	(0.51)
October 31, 2009[e]	10.00	0.15	1.66	1.81	—	—	—

See page 78 for notes to the Financial Highlights.

		Ratios and Supplemental Data (%)
Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return (%)		Ratio of Total Expenses to Average Net Assets (%)[f]	Ratio of Net Expenses to Average Net Assets (%)[f]	Ratio of Net Investment Income to Average Net Assets (%)[f]		Portfolio Turnover (%)[g]

$10.78	$27,397	9.43%		—%	—%	2.56%		36%
10.43	28,353	9.71		—	—	2.25		22
10.92	25,646	2.91		—	—	2.76		48
12.15	23,929	14.64		—	—	2.53		44
11.68	19,299	16.80	[d]	—	—	2.17	[c]	56	[d]

$10.77	$16	9.44%[b]		0.25%	—%	2.50%[a]		36%
10.42	15	9.72	[b]	0.25	—	2.25	[a]	22
10.91	14	2.82	[b]	0.25	—	2.75	[a]	48
12.15	13	14.65	[b]	0.25	—	2.58	[a]	44
11.68	12	16.80	[b,d]	0.30 [c]	—	1.77	[a,c]	56	[d]

$10.77	$17	9.34%[b]		0.37%	—%	2.50%[a]		36%
10.43	15	9.71	[b]	0.37	—	2.25	[a]	22
10.92	14	2.91	[b]	0.37	—	2.75	[a]	48
12.15	13	14.65	[b]	0.37	—	2.58	[a]	44
11.68	12	16.80	[b,d]	0.45 [c]	—	1.77	[a,c]	56	[d]

$13.44	$8,728	11.33%		—%	—%	2.44%		32%
12.69	7,204	9.62		—	—	2.18		30
12.50	5,683	2.69		—	—	2.59		41
13.10	3,782	15.67		—	—	2.32		35
11.81	1,855	18.10	[d]	—	—	2.06	[c]	29	[d]

$13.44	$17	11.33%[b]		0.25%	—%	2.50%[a]		32%
12.69	16	9.62	[b]	0.25	—	2.14	[a]	30
12.50	14	2.69	[b]	0.25	—	2.61	[a]	41
13.10	14	15.67	[b]	0.25	—	2.58	[a]	35
11.81	12	18.10	[b,d]	0.30 [c]	—	1.66	[a,c]	29	[d]

$13.44	$17	11.33%[b]		0.37%	—%	2.50%[a]		32%
12.69	15	9.62	[b]	0.37	—	2.14	[a]	30
12.50	14	2.69	[b]	0.37	—	2.61	[a]	41
13.10	14	15.67	[b]	0.37	—	2.58	[a]	35
11.81	12	18.10	[b,d]	0.45 [c]	—	1.66	[a,c]	29	[d]

Financial Highlights

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)[a]	Net Realized and Unrealized Gains/(Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR TARGET RETIREMENT 2030 FUND
Institutional Class
October 31, 2013	$9.56	$0.25	$1.04	$1.29	$(0.33)	$(0.30)	$(0.63)
October 31, 2012	10.59	0.21	0.56	0.77	(0.26)	(1.54)	(1.80)
October 31, 2011	12.34	0.30	0.03	0.33	(0.44)	(1.64)	(2.08)
October 31, 2010	11.92	0.30	1.50	1.80	(0.35)	(1.03)	(1.38)
October 31, 2009[e]	10.00	0.14	1.78	1.92	—	—	—
Administrative Class
October 31, 2013	$9.56	$0.24	$1.05	$1.29	$(0.33)	$(0.30)	$(0.63)
October 31, 2012	10.58	0.20	0.58	0.78	(0.26)	(1.54)	(1.80)
October 31, 2011	12.34	0.30	0.02	0.32	(0.44)	(1.64)	(2.08)
October 31, 2010	11.91	0.30	1.51	1.81	(0.35)	(1.03)	(1.38)
October 31, 2009[e]	10.00	0.13	1.78	1.91	—	—	—
Investor Class
October 31, 2013	$9.56	$0.24	$1.05	$1.29	$(0.33)	$(0.30)	$(0.63)
October 31, 2012	10.58	0.20	0.58	0.78	(0.26)	(1.54)	(1.80)
October 31, 2011	12.34	0.30	0.02	0.32	(0.44)	(1.64)	(2.08)
October 31, 2010	11.91	0.30	1.51	1.81	(0.35)	(1.03)	(1.38)
October 31, 2009[e]	10.00	0.13	1.78	1.91	—	—	—
HARBOR TARGET RETIREMENT 2035 FUND
Institutional Class
October 31, 2013	$13.01	$0.33	$1.85	$2.18	$(0.40)	$(0.27)	$(0.67)
October 31, 2012	12.99	0.24	0.87	1.11	(0.25)	(0.84)	(1.09)
October 31, 2011	13.55	0.34	0.02	0.36	(0.41)	(0.51)	(0.92)
October 31, 2010	11.94	0.26	1.71	1.97	(0.27)	(0.09)	(0.36)
October 31, 2009[e]	10.00	0.08	1.86	1.94	—	—	—
Administrative Class
October 31, 2013	$13.01	$0.32	$1.85	$2.17	$(0.40)	$(0.27)	$(0.67)
October 31, 2012	12.99	0.25	0.86	1.11	(0.25)	(0.84)	(1.09)
October 31, 2011	13.54	0.30	0.07	0.37	(0.41)	(0.51)	(0.92)
October 31, 2010	11.93	0.27	1.70	1.97	(0.27)	(0.09)	(0.36)
October 31, 2009[e]	10.00	0.11	1.82	1.93	—	—	—
Investor Class
October 31, 2013	$13.01	$0.32	$1.85	$2.17	$(0.40)	$(0.27)	$(0.67)
October 31, 2012	12.99	0.25	0.86	1.11	(0.25)	(0.84)	(1.09)
October 31, 2011	13.54	0.30	0.07	0.37	(0.41)	(0.51)	(0.92)
October 31, 2010	11.93	0.27	1.70	1.97	(0.27)	(0.09)	(0.36)
October 31, 2009[e]	10.00	0.11	1.82	1.93	—	—	—

See page 78 for notes to the Financial Highlights.

		Ratios and Supplemental Data (%)
Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return (%)		Ratio of Total Expenses to Average Net Assets (%)[f]	Ratio of Net Expenses to Average Net Assets (%)[f]	Ratio of Net Investment Income to Average Net Assets (%)[f]		Portfolio Turnover (%)[g]

$10.22	$23,994	14.19%		—%	—%	2.42%		31%
9.56	22,862	9.64		—	—	2.03		27
10.59	22,478	2.75		—	—	2.55		39
12.34	26,393	16.35		—	—	2.37		44
11.92	23,695	19.20	[d]	—	—	1.92	[c]	66	[d]

$10.22	$18	14.20%[b]		0.25%	—%	2.40%[a]		31%
9.56	16	9.74	[b]	0.25	—	2.02	[a]	27
10.58	14	2.65	[b]	0.25	—	2.45	[a]	39
12.34	14	16.45	[b]	0.25	—	2.40	[a]	44
11.91	12	19.10	[b,d]	0.30 [c]	—	1.51	[a,c]	66	[d]

$10.22	$18	14.20%[b]		0.37%	—%	2.40%[a]		31%
9.56	16	9.74	[b]	0.37	—	2.02	[a]	27
10.58	14	2.65	[b]	0.37	—	2.45	[a]	39
12.34	14	16.45	[b]	0.37	—	2.40	[a]	44
11.91	12	19.10	[b,d]	0.45 [c]	—	1.51	[a,c]	66	[d]

$14.52	$5,397	17.43%		—%	—%	2.08%		12%
13.01	2,794	9.86		—	—	1.79		41
12.99	2,235	2.58		—	—	2.04		45
13.55	1,300	16.76		—	—	1.82		20
11.94	544	19.40	[d]	—	—	1.47	[c]	17	[d]

$14.51	$19	17.36%[b]		0.25%	—%	2.30%[a]		12%
13.01	16	9.87	[b]	0.25	—	1.93	[a]	41
12.99	14	2.65	[b]	0.25	—	2.13	[a]	45
13.54	14	16.77	[b]	0.25	—	2.11	[a]	20
11.93	12	19.30	[b,d]	0.30 [c]	—	1.24	[a,c]	17	[d]

$14.51	$18	17.36%[b]		0.37%	—%	2.30%[a]		12%
13.01	16	9.87	[b]	0.37	—	1.93	[a]	41
12.99	14	2.65	[b]	0.37	—	2.13	[a]	45
13.54	14	16.77	[b]	0.37	—	2.11	[a]	20
11.93	12	19.30	[b,d]	0.45 [c]	—	1.24	[a,c]	17	[d]

Financial Highlights

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)[a]	Net Realized and Unrealized Gains/(Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR TARGET RETIREMENT 2040 FUND
Institutional Class
October 31, 2013	$9.19	$0.22	$1.52	$1.74	$(0.26)	$(0.66)	$(0.92)
October 31, 2012	10.85	0.18	0.50	0.68	(0.20)	(2.14)	(2.34)
October 31, 2011	11.95	0.24	0.04	0.28	(0.30)	(1.08)	(1.38)
October 31, 2010	11.94	0.22	1.64	1.86	(0.25)	(1.60)	(1.85)
October 31, 2009[e]	10.00	0.08	1.86	1.94	—	—	—
Administrative Class
October 31, 2013	$9.20	$0.21	$1.53	$1.74	$(0.26)	$(0.66)	$(0.92)
October 31, 2012	10.86	0.17	0.51	0.68	(0.20)	(2.14)	(2.34)
October 31, 2011	11.96	0.23	0.05	0.28	(0.30)	(1.08)	(1.38)
October 31, 2010	11.95	0.22	1.64	1.86	(0.25)	(1.60)	(1.85)
October 31, 2009[e]	10.00	0.08	1.87	1.95	—	—	—
Investor Class
October 31, 2013	$9.20	$0.21	$1.53	$1.74	$(0.26)	$(0.66)	$(0.92)
October 31, 2012	10.86	0.17	0.51	0.68	(0.20)	(2.14)	(2.34)
October 31, 2011	11.96	0.23	0.05	0.28	(0.30)	(1.08)	(1.38)
October 31, 2010	11.95	0.22	1.64	1.86	(0.25)	(1.60)	(1.85)
October 31, 2009[e]	10.00	0.08	1.87	1.95	—	—	—
HARBOR TARGET RETIREMENT 2045 FUND
Institutional Class
October 31, 2013	$12.42	$0.29	$2.58	$2.87	$(0.31)	$(0.13)	$(0.44)
October 31, 2012	12.85	0.19	0.81	1.00	(0.19)	(1.24)	(1.43)
October 31, 2011	13.67	0.25	0.05	0.30	(0.29)	(0.83)	(1.12)
October 31, 2010	11.91	0.18	1.86	2.04	(0.18)	(0.10)	(0.28)
October 31, 2009[e]	10.00	0.04	1.87	1.91	—	—	—
Administrative Class
October 31, 2013	$12.42	0.28	$2.58	$2.86	$(0.31)	$(0.13)	$(0.44)
October 31, 2012	12.85	0.20	0.80	1.00	(0.19)	(1.24)	(1.43)
October 31, 2011	13.67	0.22	0.08	0.30	(0.29)	(0.83)	(1.12)
October 31, 2010	11.91	0.19	1.85	2.04	(0.18)	(0.10)	(0.28)
October 31, 2009[e]	10.00	0.05	1.86	1.91	—	—	—
Investor Class
October 31, 2013	$12.42	0.28	$2.58	$2.86	$(0.31)	$(0.13)	$(0.44)
October 31, 2012	12.85	0.20	0.80	1.00	(0.19)	(1.24)	(1.43)
October 31, 2011	13.67	0.22	0.08	0.30	(0.29)	(0.83)	(1.12)
October 31, 2010	11.91	0.19	1.85	2.04	(0.18)	(0.10)	(0.28)
October 31, 2009[e]	10.00	0.05	1.86	1.91	—	—	—

See page 78 for notes to the Financial Highlights.

		Ratios and Supplemental Data (%)
Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return (%)		Ratio of Total Expenses to Average Net Assets (%)[f]	Ratio of Net Expenses to Average Net Assets (%)[f]	Ratio of Net Investment Income to Average Net Assets (%)[f]		Portfolio Turnover (%)[g]

$10.01	$17,963	20.63%		—%	—%	2.24%		22%
9.19	15,554	9.76		—	—	1.71		27
10.85	14,927	2.16		—	—	1.96		45
11.95	16,379	17.23		—	—	1.81		28
11.94	13,970	19.40	[d]	—	—	1.06	[c]	70	[d]

$10.02	$19	20.62%[b]		0.25%	—%	2.20%[a]		22%
9.20	16	9.78	[b]	0.25	—	1.71	[a]	27
10.86	14	2.16	[b]	0.25	—	1.93	[a]	45
11.96	14	17.22	[b]	0.25	—	1.82	[a]	28
11.95	12	19.50	[b,d]	0.30 [c]	—	0.91	[a,c]	70	[d]

$10.02	$19	20.62%[b]		0.37%	—%	2.20%[a]		22%
9.20	16	9.78	[b]	0.37	—	1.71	[a]	27
10.86	14	2.16	[b]	0.37	—	1.93	[a]	45
11.96	14	17.22	[b]	0.37	—	1.82	[a]	28
11.95	12	19.50	[b,d]	0.45 [c]	—	0.91	[a,c]	70	[d]

$14.85	$3,340	23.75%		—%	—%	1.82%		20%
12.42	1,911	9.62		—	—	1.40		16
12.85	1,209	1.97		—	—	1.50		59
13.67	880	17.38		—	—	1.27		32
11.91	487	19.10	[d]	—	—	0.68	[c]	15	[d]

$14.84	$20	23.66%[b]		0.25%	—%	2.06%[a]		20%
12.42	16	9.62	[b]	0.25	—	1.50	[a]	16
12.85	14	1.97	[b]	0.25	—	1.50	[a]	59
13.67	14	17.37	[b]	0.25	—	1.43	[a]	32
11.91	12	19.10	[b,d]	0.30 [c]	—	0.55	[a,c]	15	[d]

$14.84	$19	23.66%[b]		0.37%	—%	2.06%[a]		20%
12.42	15	9.62	[b]	0.37	—	1.50	[a]	16
12.85	14	1.97	[b]	0.37	—	1.50	[a]	59
13.67	14	17.37	[b]	0.37	—	1.43	[a]	32
11.91	12	19.10	[b,d]	0.45 [c]	—	0.55	[a,c]	15	[d]

Financial Highlights

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)[a]	Net Realized and Unrealized Gains/(Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR TARGET RETIREMENT 2050 FUND
Institutional Class
October 31, 2013	$10.17	$0.22	$2.20	$2.42	$(0.24)	$(0.89)	$(1.13)
October 31, 2012	11.75	0.16	0.58	0.74	(0.17)	(2.15)	(2.32)
October 31, 2011	13.06	0.20	0.06	0.26	(0.24)	(1.33)	(1.57)
October 31, 2010	11.91	0.18	1.80	1.98	(0.19)	(0.64)	(0.83)
October 31, 2009[e]	10.00	0.05	1.86	1.91	—	—	—
Administrative Class
October 31, 2013	$10.18	$0.22	$2.20	$2.42	$(0.24)	$(0.89)	$(1.13)
October 31, 2012	11.75	0.16	0.59	0.75	(0.17)	(2.15)	(2.32)
October 31, 2011	13.06	0.19	0.07	0.26	(0.24)	(1.33)	(1.57)
October 31, 2010	11.91	0.18	1.80	1.98	(0.19)	(0.64)	(0.83)
October 31, 2009[e]	10.00	0.05	1.86	1.91	—	—	—
Investor Class
October 31, 2013	$10.18	$0.22	$2.20	$2.42	$(0.24)	$(0.89)	$(1.13)
October 31, 2012	11.75	0.16	0.59	0.75	(0.17)	(2.15)	(2.32)
October 31, 2011	13.06	0.19	0.07	0.26	(0.24)	(1.33)	(1.57)
October 31, 2010	11.91	0.18	1.80	1.98	(0.19)	(0.64)	(0.83)
October 31, 2009[e]	10.00	0.05	1.86	1.91	—	—	—

*	Less than $0.01.
[1]	Includes both short-term and long-term capital gains.
[a]	Reflects the Distributor’s and Transfer Agent’s waiver, if any, or for its 12b-1 and transfer agency fees, respectively.
[b]	The total returns would have been lower had certain expenses not been waived during the periods shown.
[c]	Annualized.
[d]	Unannualized.
[e]	For the period January 2, 2009 (inception) through October 31, 2009.
[f]	Ratio of income and expenses to average net assets represents the expenses paid by the Fund but does not include the acquired fund fees and expenses from underlying funds.
[g]	Amounts do not include the activity of the underlying funds.

		Ratios and Supplemental Data (%)
Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return (%)		Ratio of Total Expenses to Average Net Assets (%)[f]	Ratio of Net Expenses to Average Net Assets (%)[f]	Ratio of Net Investment Income to Average Net Assets (%)[f]		Portfolio Turnover (%)[g]

$11.46	$19,170	26.12%		—%	—%	1.88%		17%
10.17	14,516	9.66		—	—	1.41		21
11.75	14,620	1.64		—	—	1.47		34
13.06	15,950	17.29		—	—	1.38		28
11.91	13,852	19.10	[d]	—	—	0.68	[c]	32	[d]

$11.47	$19	26.09%[b]		0.25%	—%	1.91%[a]		17%
10.18	15	9.74	[b]	0.25	—	1.35	[a]	21
11.75	14	1.64	[b]	0.25	—	1.43	[a]	34
13.06	14	17.29	[b]	0.25	—	1.38	[a]	28
11.91	12	19.10	[b,d]	0.30 [c]	—	0.56	[a,c]	32	[d]

$11.47	$20	26.09%[b]		0.37%	—%	1.91%[a]		17%
10.18	16	9.74	[b]	0.37	—	1.35	[a]	21
11.75	14	1.64	[b]	0.37	—	1.43	[a]	34
13.06	14	17.29	[b]	0.37	—	1.38	[a]	28
11.91	12	19.10	[b,d]	0.45 [c]	—	0.56	[a,c]	32	[d]

Harbor Funds Details

Share prices are available on our website at harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.

Shares of the underlying funds are available for purchase only by means of a prospectus for such fund. Prospectuses for these funds are available on our website at harborfunds.com or by calling 800-422-1050.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
TARGET RETIREMENT FUNDS
Harbor Target Retirement Income Fund
Institutional Class	2600	HARAX	411511371
Administrative Class	2700	HARBX	411511363
Investor Class	2800	HARCX	411511355
Harbor Target Retirement 2015 Fund
Institutional Class	2602	HARGX	411511314
Administrative Class	2702	HARHX	411511298
Investor Class	2802	HARIX	411511280
Harbor Target Retirement 2020 Fund
Institutional Class	2603	HARJX	411511272
Administrative Class	2703	HARKX	411511264
Investor Class	2803	HARLX	411511256
Harbor Target Retirement 2025 Fund
Institutional Class	2604	HARMX	411511249
Administrative Class	2704	HARNX	411511231
Investor Class	2804	HAROX	411511223
Harbor Target Retirement 2030 Fund
Institutional Class	2605	HARPX	411512700
Administrative Class	2705	HARQX	411512882
Investor Class	2805	HARTX	411512809
Harbor Target Retirement 2035 Fund
Institutional Class	2606	HARUX	411512106
Administrative Class	2706	HARVX	411512304
Investor Class	2806	HARWX	411512205
Harbor Target Retirement 2040 Fund
Institutional Class	2607	HARYX	411512403
Administrative Class	2707	HARZX	411512601
Investor Class	2807	HABBX	411512502
Harbor Target Retirement 2045 Fund
Institutional Class	2608	HACCX	411511181
Administrative Class	2708	HADDX	411511173
Investor Class	2808	HAEEX	411511165
Harbor Target Retirement 2050 Fund
Institutional Class	2609	HAFFX	411511157
Administrative Class	2709	HAGGX	411511140
Investor Class	2809	HAHHX	411511132
Harbor Target Retirement 2055 Fund
Institutional Class	2610	HATRX	411512635
Administrative Class	2710	HATAX	411512627
Investor Class	2810	HATTX	411512619
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Institutional Class	2012	HACAX	411511504
Administrative Class	2212	HRCAX	411511827
Investor Class	2412	HCAIX	411511819
Harbor Mid Cap Growth Fund
Institutional Class	2019	HAMGX	411511876
Administrative Class	2219	HRMGX	411511793
Investor Class	2419	HIMGX	411511785

Harbor Funds Details

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
DOMESTIC EQUITY FUNDS — continued
Harbor Small Cap Growth Fund
Institutional Class	2010	HASGX	411511868
Administrative Class	2210	HRSGX	411511769
Investor Class	2410	HISGX	411511777
Harbor Small Cap Growth Opportunities Fund
Institutional Class	2037	HASOX	411512668
Administrative Class	2237	HRSOX	411512650
Investor Class	2437	HISOX	411512643
Harbor Large Cap Value Fund
Institutional Class	2013	HAVLX	411511603
Administrative Class	2213	HRLVX	411511751
Investor Class	2413	HILVX	411511744
Harbor Mid Cap Value Fund
Institutional Class	2023	HAMVX	411511835
Administrative Class	2223	HRMVX	411511728
Investor Class	2423	HIMVX	411511736
Harbor Small Cap Value Fund
Institutional Class	2022	HASCX	411511843
Administrative Class	2222	HSVRX	411511710
Investor Class	2422	HISVX	411511694
INTERNATIONAL & GLOBAL FUNDS
Harbor International Fund
Institutional Class	2011	HAINX	411511306
Administrative Class	2211	HRINX	411511652
Investor Class	2411	HIINX	411511645
Harbor International Growth Fund
Institutional Class	2017	HAIGX	411511801
Administrative Class	2217	HRIGX	411511637
Investor Class	2417	HIIGX	411511629
Harbor Global Growth Fund
Institutional Class	2030	HGGAX	411512874
Administrative Class	2230	HRGAX	411512866
Investor Class	2430	HGGIX	411512858
Harbor Emerging Markets Equity Fund
Institutional Class	2036	HAEMX	411512692
Administrative Class	2236	HREMX	411512684
Investor Class	2436	HIEEX	411512676
STRATEGIC MARKETS FUNDS
Harbor Commodity Real Return Strategy Fund
Institutional Class	2029	HACMX	411511397
Administrative Class	2229	HCMRX	411511389
Harbor Unconstrained Bond Fund
Institutional Class	2032	HAUBX	411512817
Administrative Class	2232	HRUBX	411512791
FIXED INCOME FUNDS
Harbor Convertible Securities Fund
Institutional Class	2034	HACSX	411512734
Administrative Class	2234	HRCSX	411512726
Investor Class	2434	HICSX	411512718

Harbor Funds Details

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
FIXED INCOME FUNDS — continued
Harbor Emerging Markets Debt Fund
Institutional Class	2035	HAEDX	411512759
Administrative Class	2235	HREDX	411512742
Harbor High-Yield Bond Fund
Institutional Class	2024	HYFAX	411511553
Administrative Class	2224	HYFRX	411511546
Investor Class	2424	HYFIX	411511538
Harbor Bond Fund
Institutional Class	2014	HABDX	411511108
Administrative Class	2214	HRBDX	411511686
Harbor Real Return Fund
Institutional Class	2025	HARRX	411511520
Administrative Class	2225	HRRRX	411511512
Harbor Money Market Fund
Institutional Class	2015	HARXX	411511405
Administrative Class	2215	HRMXX	411511660

Updates Available	For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at harborfunds.com.

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Services

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

Independent Registered Public Accounting Firm

Ernst & Young LLP

155 North Wacker Drive

Chicago, IL 60606

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050

harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	harborfunds.com

By Telephone:	800-422-1050

By Mail:	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-1520

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.

Investment Company Act File No. 811-4676	FD.P.TR.1114